SHARE CAPITAL (Narrative) (Details) - CAD ($)				12 Months Ended
	Dec. 12, 2023	May 01, 2023	Apr. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Proceeds from issuing other equity instruments				$ 29,591,624	$ 0
Private Placement [Member]
Disclosure of reserves within equity [line items]
Number of common shares sold	3,468,208	878,809	8,091,390
Equity issuance, price per share	$ 1.73	$ 2.63	$ 2.63
Proceeds from issuing shares	$ 6,000,000	$ 2,311,268	$ 21,280,356
Equity offering costs	$ 58,121		$ 247,132